Average Annual Total Returns{- Fidelity® Series Small Cap Opportunities Fund} - 07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-07 - Fidelity® Series Small Cap Opportunities Fund	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 10 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	29.91%	9.01%	11.91%	27.82%	7.10%	10.33%	18.98%	6.78%	9.54%	25.52%	8.23%	11.83%